Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 16, 2016
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Feb. 16, 2016
Document Effective Date	Feb. 16, 2016
Prospectus Date	Mar. 30, 2015
Innovator McKinley Income Fund | Institutional Class
Prospectus:
Trading Symbol	IMIIX